Income Taxes - Deferred Income Taxes, Balance Sheet Location (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Net deferred tax liability	$ (93,802)	$ (102,385)
Other current assets
Income Tax Disclosure [Line Items]
Net deferred tax liability	6,659	7,406
Investments and other assets, net
Income Tax Disclosure [Line Items]
Net deferred tax liability	3,218	1,837
Deferred income
Income Tax Disclosure [Line Items]
Net deferred tax liability	0	0
Deferred tax liabilities
Income Tax Disclosure [Line Items]
Net deferred tax liability	$ (103,679)	$ (111,628)